Interest and Finance Costs	9 Months Ended
Sep. 30, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs
11.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	September 30,
	2018	2017
Interest on long-term debt and other financial liabilities	11,070	8,669
Amortization of debt issuance costs	722	371
Other	400	48
Total	12,192	9,088

Interest and finance costs-related party are analyzed as follows:

	September 30,
	2018	2017
Interest expense long term debt related party	1,260	840
Amortization of debt issuance costs related party	6	12
Convertible notes interest expense	2,077	1,170
Convertible notes amortization of debt discount	3,334	1,330
Total	6,677	3,352